Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Federal	$ 0	$ 0	$ 0
State	703	512	151
Foreign	(2)	(52)	(24)
Total	701	460	127
Deferred income tax:
Federal	(380)	0	(326)
State	(73)	0	(53)
Foreign	1,065	(2,071)	1,330
Total	612	(2,071)	951
Income tax expense (benefit)	$ 1,313	$ (1,611)	$ 1,078